GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
GEOGRAPHIC INFORMATION [Abstract]
Number of reportable segments	1
Revenues and real estate property [Line Items}
Total revenues	$ 13,938	$ 13,711	$ 13,676
Real Estate Property, net	185,204	209,761	194,826
Europe [Member]
Revenues and real estate property [Line Items}
Total revenues	12,830	12,973	12,948
Real Estate Property, net	166,921	187,990	185,678
United States [Member]
Revenues and real estate property [Line Items}
Total revenues	1,108	738	728
Real Estate Property, net	$ 18,283	$ 21,771	$ 9,148